LEASES	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 12 — LEASES

Prior to August 2021, the Company had not directly entered into any office lease agreements. The lease expenses were paid by Zenapp on behalf of the Company, with an estimated amount of $4,200 for the fiscal year ended September 30, 2020, and approximately $3,850 for the period from October 2020 to August 2021. On August 20, 2021, the Company’s main operating subsidiaries in Malaysia started to lease office spaces from Zenapp, with an aggregate area of approximately 4,800 square feet, pursuant to three sub-tenancy agreements, each with a lease term from September 1, 2021 to August 31, 2023 and monthly rent of MYR10,000 (approximately $2,424). In the end of April 2022, the Company terminated the sub-tenancy agreements with Zenapp, and entered into lease agreements directly with Berjaya Steel Works Sdn Bhd and Woon Chun Yin for a term of one year from May 1, 2022 to April 30, 2023 with the monthly rent of MYR6,288, MYR6,288, and MYR6,800, respectively (approximately $1,460, $1,460, and $1,580, respectively). There was no penalty for the early termination of the sub-tenancy agreements. The sub-tenancy agreements with Woon Chun Yin may be renewed for successive two-year terms. In April 2023, the Company renewed the office lease agreement for additional two years with a lease maturity date in April 2025.

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	March 31, 2023	September 30, 2022
	(Unaudited)
Operating lease right-of-use assets	$51,627	$49,145
Right-of-use assets - accumulated amortization	(15,116)	(6,571)
Right-of-use assets, net	$36,511	$42,574

Operating lease liabilities – current	$17,052	$15,833
Operating lease liabilities – non-current	19,459	26,741
Total operating lease liabilities	$36,511	$42,574

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2023 and September 30, 2022:

	March 31, 2023	September 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term	2.00 years	2.50 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

During the six months ended March 31, 2023 and 2022, the Company incurred total ASC 842 operating lease expenses of $40,800 and $nil, respectively.

As of March 31, 2023, the maturities of operating lease liabilities were as follows:

12 months ending March 31,	Lease payment
2024	$18,491
2025	18,491
2026	1,541
Total future minimum lease payments	38,523
Less: imputed interest	2,012
Total	$36,511

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 12 — LEASES

Effective June 20, 2020, the Company entered into a 60-month lease for a photocopier. The monthly rent is approximately $95.

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	March 31, 2023	September 30, 2022
Operating lease right-of-use assets	$5,281	$5,027
Right-of-use assets - accumulated amortization	(2,751)	(2,120)
Right-of-use assets, net	$2,530	$2,907

Operating lease liabilities – current	$1,063	$1,011
Operating lease liabilities – non-current	1,467	1,896
Total operating lease liabilities	$2,530	$2,907

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2023 and September 30, 2022:

	March 31, 2023	September 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.17 years	2.67 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

During the six months ended March 31, 2023 and 2022, the Company incurred total ASC 842 operating lease expenses of $1,174 and $1,255, respectively.

As of March 31, 2023, the maturities of operating lease liabilities were as follows:

12 months ending March 31,	Lease payment
2024	$1,191
2025	1,191
2026	298
Total future minimum lease payments	2,680
Less: imputed interest	150
Total	$2,530

NOTE 12 — LEASES

Effective June 20, 2020, the Company entered into a 60-month lease for a photocopier. The monthly rent is approximately $95.

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	September 30, 2022	September 30, 2021
Operating lease right-of-use assets	$5,027	$5,566
Right-of-use assets - accumulated amortization	(2,120)	(1,282)
Right-of-use assets, net	$2,907	$4,284

Operating lease liabilities – current	$1,011	$1,065
Operating lease liabilities – non-current	1,896	3,219
Total operating lease liabilities	$2,907	$4,284

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2022 and 2021:

	September 30, 2022	September 30, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.67 years	3.67 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

During the fiscal years ended September 30, 2022 and 2021, the Company incurred total ASC 842 operating lease expenses of $1,221 and $1,274, respectively.

As of September 30, 2022, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2023	$1,134
2024	1,134
2025	753
Total future minimum lease payments	3,118
Less: imputed interest	211
Total	$2,907